Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Growth Portfolio
Investment Goal
This Fund seeks moderately high, long-term growth of capital with low, current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pacific Dynamix - Growth Portfolio Class I
Management Fee	0.20%
Service Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.65%
Less Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
[2]	PLFA has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% through April 30, 2019.The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
Pacific Dynamix - Growth Portfolio | Class I | USD ($)	60	202	356	805

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
Pacific Dynamix - Growth Portfolio | Class I | USD ($)	60	202	356	805

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 13% of the average value of the Fund.

Principal Investment Strategies

This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund targets the following approximate exposure to the two broad asset classes:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
20%	80%

The percentages shown above are target allocations; the actual allocations may vary as described below.

PLFA manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 20 year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization and large-capitalization growth and value, international large-capitalization and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds and high yield/high risk bonds.

PLFA may adjust the 20%/80% broad asset class allocations, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors. However, the Fund’s actual broad asset class allocations are not normally expected to vary by more than 10% from the target allocations (so the debt allocation may range from 10-30% and the equity allocation may range from 70-90%).

PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

(2) Manager Oversight—PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.

A majority of the Pacific Dynamix Underlying Funds in which the Fund invests are index funds, which means that they seek to match the investment returns of specified stock or bond indices. The Fund may also invest in Pacific Dynamix Underlying Funds that are not index funds.

Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large- and small-capitalization companies; and domestic and non-U.S. stocks, including emerging market stocks.

Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities; debt instruments of varying duration and high yield/high risk bonds.

The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for the Fund and may change the Pacific Dynamix Underlying Funds, including adding or removing Pacific Dynamix Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Pacific Dynamix Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than the other Pacific Dynamix Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to its allocations to those Pacific Dynamix Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Pacific Dynamix Underlying Fund’s investment exposures to determine the Fund’s allocations to the Pacific Dynamix Underlying Fund. As a result, the Fund’s actual allocation to a Pacific Dynamix Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Pacific Dynamix Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Pacific Dynamix Underlying Funds

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Pacific Dynamix Underlying Fund’s performance.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Pacific Dynamix Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Pacific Dynamix Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: A Pacific Dynamix Underlying Fund’s use of forward commitments (a type of derivative instrument) as a principal investment strategy subjects the Pacific Dynamix Underlying Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Pacific Dynamix Underlying Fund’s volatility and risk of loss.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Geographic Focus Risk: If a Pacific Dynamix Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Pacific Dynamix Underlying Fund’s performance. As a result, the Pacific Dynamix Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of a Pacific Dynamix Underlying Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

• Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Pacific Dynamix Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because a Pacific Dynamix Underlying Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, a Pacific Dynamix Underlying Fund may perform poorly during a downturn in that industry or group of industries.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: A Pacific Dynamix Underlying Fund may invest in forward commitments as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Pacific Dynamix Underlying Fund’s principal amount invested. Leverage can magnify a Pacific Dynamix Underlying Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Pacific Dynamix Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a Pacific Dynamix Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

• Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

• Price Volatility Risk: To the extent a Pacific Dynamix Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Pacific Dynamix Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: A Pacific Dynamix Underlying Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If a Pacific Dynamix Underlying Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Tracking Error Risk: Performance of a Pacific Dynamix Underlying Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between a Pacific Dynamix Underlying Fund’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 25% MSCI World ex USA (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q3 2010: 10.70%; Q3 2011: (13.40%)
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - Pacific Dynamix - Growth Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Class I (incepted May 1, 2009)	17.52%	10.01%	11.38%	May 01, 2009
S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	21.83%	15.79%	16.22%	May 01, 2009
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	3.54%	2.10%	3.95%	May 01, 2009
Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	18.56%	10.97%	12.19%	May 01, 2009